Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 7,579
Balance at end of year	6,619	$ 7,579
At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	15,554	13,333
Additions	1,297	2,313
Disposals	(494)	(92)
Balance at end of year	16,357	15,554
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,975	5,745
Depreciation	2,145	2,290
Disposals	(382)	(60)
Balance at end of year	9,738	7,975
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	81
Balance at end of year	70	81
Computer Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	451	417
Additions	46	34
Balance at end of year	497	451
Computer Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	370	292
Depreciation	57	78
Balance at end of year	427	370
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	219
Balance at end of year	312	219
Software [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,060	939
Additions	295	121
Balance at end of year	1,355	1,060
Software [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	841	651
Depreciation	202	190
Balance at end of year	1,043	841
Field Equipment and Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,061
Balance at end of year	2,465	3,061
Field Equipment and Vehicles [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,822	6,891
Reclassification	(275)
Additions	98	23
Disposals		(92)
Balance at end of year	6,645	6,822
Field Equipment and Vehicles [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,761	2,964
Reclassification	(193)
Depreciation	612	857
Disposals		(60)
Balance at end of year	4,180	3,761
Office Furniture and Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,722
Balance at end of year	3,665	3,722
Office Furniture and Leasehold Improvements [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,142	3,007
Reclassification	275
Additions	858	2,135
Disposals	(494)
Balance at end of year	5,781	5,142
Office Furniture and Leasehold Improvements [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,420	710
Reclassification	193
Depreciation	885	710
Disposals	(382)
Balance at end of year	2,116	1,420
Road [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	496
Balance at end of year	107	496
Road [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,079	2,079
Balance at end of year	2,079	2,079
Road [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,583	1,128
Depreciation	389	455
Balance at end of year	$ 1,972	$ 1,583